Note 6 - Formation of EverOn Energy Joint Venture and Consolidation of Variable Interest Entity - Schedule of Consideration Transferred (Details) (Parentheticals) - EverOn Energy LLC [Member]	Sep. 30, 2025
Ownership percentage, business acquisition	51.00%
Hover [Member]
Ownership percentage, business acquisition	49.00%